Costs and expenses by nature - Cost of goods sold and services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs and expenses by nature
Personnel	$ 1,676	$ 2,009	$ 2,278
Materials and services	3,345	3,873	3,957
Fuel oil and gas	949	1,392	1,538
Maintenance	2,725	2,797	2,807
Royalties	846	802	746
Energy	703	858	906
Ores acquired from third parties	946	608	513
Depreciation, depletion and amortization	2,980	3,399	3,207
Freight	3,439	4,023	4,306
Others	1,430	1,426	1,851
Total	19,039	21,187	22,109
Cost of goods sold	18,457	20,498	21,526
Cost of services rendered	582	689	583
Total	$ 19,039	$ 21,187	$ 22,109